Total
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund
Integrated U.S. Small-Mid Cap Core Equity Fund
Investment Objective(s)
The fund seeks long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - USD ($)	Investor Class		I Class	Advisor Class
Maximum account fee	$ 20	[1]	none	none
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund	Investor Class		I Class		Advisor Class
Management fees	0.64%		0.64%		0.64%
Distribution and service (12b-1) fees	none		none		0.25%
Other expenses	0.38%		0.13%	[1]	0.47%
Total annual fund operating expenses	1.02%		0.77%		1.36%
Fee waiver/expense reimbursement	(0.15%)	[2]	(0.09%)	[1]	(0.22%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.87%	[2]	0.68%	[1]	1.14%	[3]
[1]

T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2024) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after April 30, 2024, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).

[2]

T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2024) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.87%. The agreement may only be terminated at any time after April 30, 2024, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 0.87%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).

[3]

T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2024) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.14%. The agreement may only be terminated at any time after April 30, 2024, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 1.14%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - USD ($)	Investor Class	I Class	Advisor Class
1 Year	$ 89	$ 69	$ 116
3 Years	310	237	409
5 Years	549	419	724
10 Years	$ 1,234	$ 946	$ 1,616

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50.2% of the average value of its portfolio.
Principal Investment Strategies

Under normal conditions, the fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities issued by small- and mid-cap U.S. companies. The fund expects to invest predominantly in common stocks.

The fund defines small- and mid-cap securities as those whose market capitalization, at the time of purchase, falls within the market capitalization range of the Russell 2500® Index. The Russell 2500® Index measures the performance of the small- to mid-cap segment of the U.S. equity universe by including approximately 2,500 of the smallest U.S. securities based on a combination of their market capitalization and index membership. As of December 31, 2022, the market capitalization range for the Russell 2500® Index was approximately $6.07 million to

$20.36 billion. The market capitalization of the companies in the index will change over time, but the index is reconstituted at least annually to ensure that large-cap stocks do not distort the performance and characteristics of the small- to mid-cap opportunity set. The fund will not sell a stock just because the company has grown to a market capitalization above the range.

The fund’s integrated approach to investing combines fundamental analysis and quantitative models to identify stocks that could be included in the portfolio. Stocks are selected based on a variety of metrics such as a company’s valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential.

At times, the fund may have a significant portion of its assets invested in the same economic sector.

While most assets will typically be invested in U.S. equity securities, the fund may invest up to 20% of its total assets in foreign securities, including securities of emerging market issuers.

Principal Risks

As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater in bad or uncertain market conditions, are summarized as follows:

Small- and mid-cap stocks Investments in securities issued by small- and mid-cap companies are likely to be more volatile than investments in securities issued by larger companies. Small- and mid-cap companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, small-cap companies tend to be more sensitive to changes in overall economic conditions and their securities may have limited trading markets.

Quantitative models The fund’s reliance on quantitative models and the analysis of specific metrics in constructing the fund’s portfolio could cause the adviser to be unsuccessful in selecting companies for investment or determining the weighting of particular stocks in the portfolio. The impact of these metrics on a stock’s performance can be difficult to predict and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, the data on which the models rely may be incorrect or incomplete, or the models may not be implemented as intended by the adviser. Any of these factors could cause the fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Sector exposure At times, the fund may have a significant portion of its assets invested in securities of issuers conducting business in a broadly related group of industries within the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Foreign investing Investments in the securities of non-U.S. issuers may be adversely affected by local, political, social, and economic conditions overseas; greater volatility; reduced liquidity; or decreases in foreign currency values relative to the U.S. dollar. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The performance for the periods shown reflects the performance of the fund while it was named the T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund. Effective April 5, 2023, the fund was renamed the T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/20	21.84%	Worst Quarter	3/31/20	-27.43%

Average Annual Total Returns Periods ended December 31, 2022

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Average Annual Total Returns - T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund	Label	1 Year	5 Years	Since Inception		Inception Date
Investor Class		(13.10%)	6.53%	10.62%		Feb. 26, 2016
Investor Class | After Taxes on Distributions		(14.24%)	5.97%	10.12%
Investor Class | After Taxes on Distributions and Sales		(6.89%)	5.09%	8.55%
I Class		(12.99%)	6.72%	10.80%		Feb. 26, 2016
Advisor Class		(13.40%)	6.22%	10.29%		Feb. 26, 2016
Russell 2500® Index	Russell 2500® Index (reflects no deduction for fees, expenses, or taxes)
Russell 2500® Index		(18.37%)	5.89%	10.38%	[1]
Lipper Small-Cap Growth Funds Index	Lipper Small-Cap Growth Funds Index
Lipper Small-Cap Growth Funds Index		(26.54%)	7.09%	11.51%	[1]
[1]	Return since 2/26/16.

Updated performance information is available through troweprice.com.